1838 INTERNATIONAL EQUITY FUND

--------------------------------------------------------------------------------

FELLOW SHAREHOLDER:

The Fund's total return for the six-month period ended April 30, 2000 was 15.8%, while the net total return for the Morgan Stanley Capital International Europe, Australia and Far East Index (the "EAFE Index") for this period was 6.7%(1). During the six-month period, the EAFE Growth Index outperformed the EAFE Value Index by 12.5% points(2). At the very start of trading this year, January 3, 2000, the EAFE Index reached an all-time high, after which it corrected some 6% through the end of April, mostly as a result of strength in the reporting currency of the Fund, the US dollar, against the Euro, and on profit taking in telecommunication, media and technology stocks.

SECTORS:

Following the spectacular performance during the second half of last year, telecommunication and technology stocks were again among the biggest winners for much of the first quarter of this year. The Fund benefited from the holdings in market leaders such as Nortel Networks, Nokia, NEC, Taiwan Semiconductor and Philips in the technology area, in which the Fund was over-weighted, and Mannesmann, MobilCom, China Telecom, Vivendi, and Hutchison Whampoa in telecommunications. The Fund also profited from energy stocks such as Schlumberger and Total Fina Elf, with oil prices experiencing a sustained climb. Nomura Securities, the leading Japanese securities broker, Elan and Takeda Chemicals, two pharmaceutical holdings, also posted spectacular returns. Retail, construction, car and bank stocks overall were down as much as 30% during the first months of the year, but recovered during March. With such varying performances between sectors and industries,--and within these--with big swings during the six-month period, your broadly diversified portfolio came through with a very solid performance.

COUNTRY PERFORMANCES:

Among the larger international markets, Continental European markets performed well, with the German and French indices both posting about 15% total returns for the six-month period ended April 30, 2000, followed by Italy at 9%. Company earnings generally beat consensus estimates, on strong export demand, partly as a result of weakness of the Euro. Rising interest rates hit the U.K. market, which was among the worst performers in Europe, with a negative return of 3% particularly hard (all return numbers are measured in US dollars). The Japanese equity market ended the year 1999 on a very strong note, after which profit taking, primarily by foreign investors, reduced the return for the six-month period to 3%. Compared with the benchmark, the Fund had an above benchmark weighting in non-Japan

----------
(1) Past performance is no guarantee of future results. The return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Please bear in mind that investing in foreign securities can involve special risks such as currency fluctuation, less extensive regulation of foreign brokers and possible political instability. The Fund's returns assume the reinvestment of all distributions. The MSCI EAFE Index is an unmanaged stock market index without any associated expenses and the returns assume reinvestment of all net dividends. You cannot invest directly in an index.

(2) The EAFE Growth Index and the EAFE Value Index are subsets of the EAFE Index. All securities in the EAFE Index are classified as either growth or value securities by using price/book value (P/BV) ratios. Securities with low P/BV ratios are assigned to the EAFE Value Index and securities with high P/BV ratios are assigned to the EAFE Growth Index.

1838 INTERNATIONAL EQUITY FUND

--------------------------------------------------------------------------------

Asia (mostly in telecom and technology), and a slightly above benchmark weighting in continental Europe. The Fund had slightly below benchmark exposure to Japan (emphasizing specialty finance and electronics) and to the U.K. In emerging markets, the Fund fared well with holdings in leaders such as Taiwan Semiconductors, China Telecom and SK Telecom. These stock prices doubled or tripled between the end of October and the end of February, but lost about a third of their market values since.

OUTLOOK:

At present, the markets are very volatile with rising short term interest rates and inflation offsetting the support from increasing corporate profits. The dollar has been surprisingly strong on the back of the US economic performance being much better than that of Japan and Europe during the last years. While there are good reasons to expect equity markets to continue to do well over the next years overseas, as corporate management is more focused than ever on the bottom line results which are also supported by accelerating economic growth, near term results are quite uncertain. We will try to increase exposure to companies that benefit from overseas regional economic growth recoveries, rather than just from US or US dollar boosted earnings.

                                         Sincerely,

                                         /s/ Hans van den Berg
                                             ----------------------------------
                                             Hans van den Berg
                                             Vice President & Portfolio Manager

May 22, 2000

1838 INTERNATIONAL EQUITY FUND

SCHEDULE OF INVESTMENTS (UNAUDITED)                               APRIL 30, 2000
--------------------------------------------------------------------------------

                                                                                                          Value
                                                       Industry                         Shares           (Note 2)
                                                       --------                        ---------       ------------
COMMON STOCK -- 98.05%

AUSTRALIA -- 1.78%
  Broken Hill Proprietary Co.             Mining............................             108,000       $  1,162,052
  Woodside Petroleum Ltd.                 Oil & Gas.........................             129,600            800,833
                                                                                                       ------------
                                                                                                          1,962,885
                                                                                                       ------------

CANADA -- 2.58%
  Nortel Networks Corp.                   Information Technology Hardware...              25,000          2,831,250
                                                                                                       ------------

FINLAND -- 1.88%
  Nokia Corp. -- Sponsored ADR            Information Technology Hardware...              36,400          2,070,250
                                                                                                       ------------

FRANCE -- 10.90%
  Accor SA                                Leisure, Entertainment & Hotels...              20,000            744,487
  AXA, Inc.                               Insurance.........................               8,800          1,307,891
  Christian Dior                          Household Goods & Textiles........               6,400          1,525,059
  Cap Gemini SA                           Software & Computer Services......               5,400          1,062,876
                                          Construction & Building
  Lafarge                                   Materials.......................              11,470            952,175
  Schlumberger, Ltd.                      Oil & Gas Services................              15,200          1,163,750
  Societe Generale (A Shares)             Banks.............................               8,434          1,750,743
  Total SA (B Shares)                     Oil & Gas.........................              13,000          1,977,128
  Vivendi                                 Diversified Industrials...........              15,200          1,506,980
                                                                                                       ------------
                                                                                                         11,991,089
                                                                                                       ------------

GERMANY -- 6.96%
  BMW AG                                  Automobiles.......................              46,400          1,236,741
  Fresenius Medical Care                  Health............................              21,600          1,594,314
  Henkel KGAA                             Personal Care & Household
                                            Products........................              15,000            781,848
  Karstadt AG                             General Retailers.................              18,000            549,481
  Schering AG                             Pharmaceuticals...................               9,700          1,374,476
  MobilCom AG                             Telecommunication Services........              17,200          2,115,910
                                                                                                       ------------
                                                                                                          7,652,770
                                                                                                       ------------

HONG KONG -- 5.22%
  China Telecom HK Ltd. -- Sponsored
    ADR*                                  Telecommunication Services........               7,600          1,114,825
  Giordano International Ltd.             Household Goods & Textiles........             972,000          1,591,049
  HSBC Holdings plc                       Banks.............................             140,804          1,572,684
  Hutchison Whampoa Ltd.                  Diversified Industrials...........             100,000          1,457,146
                                                                                                       ------------
                                                                                                          5,735,704
                                                                                                       ------------

                       See notes to financial statements.

1838 INTERNATIONAL EQUITY FUND

SCHEDULE OF INVESTMENTS (UNAUDITED) -- CONTINUED                  APRIL 30, 2000
--------------------------------------------------------------------------------

                                                                                                          Value
                                                       Industry                         Shares           (Note 2)
                                                       --------                        ---------       ------------
IRELAND -- 2.41%
  Allied Irish Banks -- Sponsored ADR     Banks.............................              44,300       $    891,537
  Elan Corp. plc -- Sponsored ADR *       Pharmaceuticals...................              41,000          1,757,875
                                                                                                       ------------
                                                                                                          2,649,412
                                                                                                       ------------
ITALY -- 2.16%
  Pirelli SPA                             Automobiles.......................             486,000          1,166,949
  Unicredito Italiano RNC                 Banks.............................              75,000            220,066
  Unicredito Italiano SPA                 Banks.............................             243,000            987,589
                                                                                                       ------------
                                                                                                          2,374,604
                                                                                                       ------------
JAPAN -- 24.77%
  Advantest Corp.                         Information Technology Hardware...               6,200          1,417,553
  Aiful Corp.                             Specialty & Other Finance.........              20,550          2,072,588
  Bank of Tokyo-Mitsubishi Ltd.           Banks.............................              55,000            709,415
  Fast Retailing Company Ltd.             General Retailers.................               3,100          1,365,348
  Fanuc Ltd.                              Electronic & Electrical
                                            Equipment.......................              22,600          2,367,171
  Fujitsu Support and Service             Software & Computer Services......               2,400            355,309
  Honda Motor Co. Ltd.                    Automobiles.......................              24,000          1,072,588
  Hoya Corp.                              Health............................              17,000          1,730,280
  KAO Corp.                               Personal Care & Household
                                            Products........................              87,000          2,648,439
  Kyocera Corp.                           Information Technology Hardware...               7,700          1,287,430
  Minebea Co. Ltd.                        Electronic & Electrical
                                            Equipment.......................             100,000          1,221,374
  Murata Manufacturing Co. Ltd.           Information Technology Hardware...               8,000          1,554,476
  NEC Corp.                               Information Technology Hardware...              71,000          1,931,437
  Nomura Securities Co. Ltd.              Specialty & Other Finance.........              70,000          1,761,740
  Seven-Eleven Japan Co. Ltd.             Food & Drug Retailers.............              12,000          1,476,752
  Takeda Chemicals Inds.                  Pharmaceuticals...................              32,000          2,105,205
  Takefuji Corp.                          Specialty & Other Finance.........              12,500          1,321,999
  Tokio Marine & Fire Insurance           Insurance.........................              86,000            838,714
                                                                                                       ------------
                                                                                                         27,237,818
                                                                                                       ------------
MEXICO -- 2.60%
  Telefonos De Mexico -- Sponsored ADR    Telecommunication Services........              23,500          1,382,094
  Wal-Mart De Mexico *                    General Retailers.................              64,800          1,478,250
                                                                                                       ------------
                                                                                                          2,860,344
                                                                                                       ------------
NETHERLANDS -- 5.10%
  Aegon NV                                Life Assurance....................              18,200          1,311,017
  Akzo Nobel NV                           Chemicals.........................              27,900          1,144,831
  ING Groep NV                            Banks.............................              22,269          1,217,956
  Philips Electronics-NY Shares           Electronic & Electrical
                                            Equipment.......................              43,400          1,936,725
                                                                                                       ------------
                                                                                                          5,610,529
                                                                                                       ------------

                       See notes to financial statements.

1838 INTERNATIONAL EQUITY FUND

SCHEDULE OF INVESTMENTS (UNAUDITED) -- CONTINUED                  APRIL 30, 2000
--------------------------------------------------------------------------------

                                                                                                          Value
                                                       Industry                         Shares           (Note 2)
                                                       --------                        ---------       ------------
NORWAY -- 0.77%
  Royal Caribbean Cruises Ltd.            Leisure, Entertainment & Hotels...              40,500       $    842,906
                                                                                                       ------------
SINGAPORE -- 2.10%
  DBS Group Holdings                      Banks.............................             102,855          1,415,574
  Singapore Airlines, Ltd.                Transport.........................              86,200            893,552
                                                                                                       ------------
                                                                                                          2,309,126
                                                                                                       ------------
SOUTH KOREA -- 2.53%
  Samsung Electronics                     Electronic & Electrical
                                            Equipment.......................               5,600          1,513,854
  SK Telecom Co. Ltd.                     Telecommunication Services........               4,790          1,273,305
                                                                                                       ------------
                                                                                                          2,787,159
                                                                                                       ------------
SPAIN -- 2.81%
  Banco Bilboa Vizcaya Argentaria         Banks.............................              81,000          1,107,162
  Telefonica SA -- Sponsored ADR          Telecommunication Services........              29,981          1,986,241
                                                                                                       ------------
                                                                                                          3,093,403
                                                                                                       ------------
SWEDEN -- 2.83%
  ABB Ltd. *                              Engineering & Machinery...........              11,995          1,339,774
  Electrolux AB (B Series)                Household Goods & Textiles........              61,600          1,042,377
  Svenska Cellulosa AB (B Shares)         Forestry & Paper..................              38,500            731,040
                                                                                                       ------------
                                                                                                          3,113,191
                                                                                                       ------------
SWITZERLAND -- 4.86%
  Adecco SA -- Registered Shares          Support Services..................               2,700          2,220,575
  Nestle SA -- Sponsored ADR              Food Producers & Processors.......              12,300          1,076,250
  Roche Holding AG Genuss                 Pharmaceuticals...................                  90            942,110
  Zurich Allied AG                        Insurance.........................               2,600          1,107,701
                                                                                                       ------------
                                                                                                          5,346,636
                                                                                                       ------------
TAIWAN -- 1.54%
  Taiwan Semiconductor -- SP Sponsored
    ADR                                   Information Technology Hardware...              32,400          1,694,925
                                                                                                       ------------
UNITED KINGDOM -- 14.25%
  Barratt Developments plc                Construction & Building
                                            Materials.......................             257,000          1,003,373
  Bass plc                                Beverages.........................              60,000            705,568
  BP Amoco                                Oil & Gas.........................             235,958          2,047,364
  Imperial Chemicals Inds. plc            Chemicals.........................             117,800          1,009,226
  Kingfisher plc                          General Retailers.................              92,147            762,774

                       See notes to financial statements.

1838 INTERNATIONAL EQUITY FUND

SCHEDULE OF INVESTMENTS (UNAUDITED) -- CONTINUED                  APRIL 30, 2000
--------------------------------------------------------------------------------

                                                                                                          Value
                                                       Industry                         Shares           (Note 2)
                                                       --------                        ---------       ------------
UNITED KINGDOM -- (CONTINUED)
  Misys plc                               Software & Computer Services......              92,606       $  1,067,986
  Pearson plc                             Media & Photography...............              41,600          1,428,199
  Prudential Corp. plc                    Life Assurance....................              65,000          1,011,526
  Royal Bank of Scotland Group plc        Banks.............................              55,216            864,452
  TI Group plc                            Engineering & Machinery...........             170,600            933,007
  Shell Transport & Trading               Oil & Gas.........................              35,100          1,693,575
  Vodafone Airtourch plc                  Telecommunication Services........             683,989          3,141,348
                                                                                                       ------------
                                                                                                         15,668,398
                                                                                                       ------------

TOTAL COMMON STOCK (Cost $84,798,125).......................................                            107,832,399

SHORT-TERM INVESTMENTS -- 2.99%
  A.I.M. Liquid Asset Portfolio
    (Cost $3,287,216).......................................................           3,287,216          3,287,216
                                                                                                       ------------

TOTAL INVESTMENTS (Cost $88,085,341)+ -- 101.04%............................                           $111,119,615

OTHER ASSETS AND LIABILITIES, NET -- (1.04%)................................                             (1,147,859)
                                                                                                       ------------

NET ASSETS -- 100.00%.......................................................                           $109,971,756
                                                                                                       ============

MARKET SECTOR DIVERSIFICATION (UNAUDITED)

As a Percentage of Total Common Stocks
  Resources -- 8.20%                        Cyclical Services -- 9.54%
  Basic Industries -- 4.49%                 Non-Cyclical Services -- 11.58%
  General Industries -- 11.38%              Information Technology -- 18.95%
  Cyclical Consumer Goods -- 7.08%          Financials -- 15.13%
  Non-Cyclical Consumer Goods -- 13.65%

* Non-income Producing

+ The cost for federal income tax purposes was $88,085,341. The aggregate gross unrealized appreciation for all securities in which there was an excess of market value over tax cost of $31,908,452, and aggregate gross unrealized depreciation for all securities for which there was an excess of tax cost over market value of $8,874,178.

ADR -- American Depository Receipt

                       See notes to financial statements.

1838 FIXED INCOME FUND

--------------------------------------------------------------------------------

TO THE SHAREHOLDER:

The beginning of the new millennium continued as a tale of two cities, depending on where you were on the yield curve. The front end saw yields move upward as the Federal Reserve consecutively raised rates 25 basis points at all three of their meetings during the first half of the Fund's fiscal year. The additional tightenings in monetary policy brought the Federal Funds rate to 6.0%. The move on the long end was a result of technical factors (government surpluses and buy backs of long dated Treasuries) defying the strength in the economy. The divergence between the action of the different maturities of the yield curve caused the curve between 2 year and 30 year Treasuries to invert as much as 70 basis points during the six-month period ended April 30, 2000. Spread product (corporates, mortgages and agencies) had a tough time with spreads reaching levels that rivaled those of the global financial meltdown of 1998 and the recession of the early 1990's. Reasons for the spread widening were varied, including equity market volatility, Federal Reserve on the move, inverted yield curve and less risk tolerance on both sides of the "street".

The Fund will maintain a neutral to slightly short duration until signs of slower growth emerge and the Fed appears to be done raising rates. We will also stay with our overweight in spread product, as we believe spreads will compress and valuations will normalize throughout the balance of the year.

As of April 30, 2000, the Fund's portfolio composition, as compared to the Lehman Aggregate Bond Index ("Index"), was as follows:

                                             1838 Fixed        Lehman Aggregate
                                             Income Fund          Bond Index
                                             -----------       ----------------
Corporate Bonds........................           32%                 22%
Mortgage-Backed........................           39%                 36%
Asset-Backed...........................            8%                  1%
Agencies...............................           10%                  8%
Treasuries.............................           11%                 33%

The total return for the 1838 Fixed Income Fund for the six-month period ended April 30, 2000 was 0.63% versus 1.41% for the Index. The Fund's cumulative total return since inception (September 2, 1997) to April 30, 2000 was 10.69% versus the Index's return for the same period of 14.76%(1).

                                         Sincerely,

                                         /s/ Clifford D. Corso
                                             ----------------------------------
                                             Clifford D. Corso
                                             Vice President & Portfolio Manager

May 22, 2000

(1) Past performance is no guarantee of future results. The return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. The Fund's returns assume the reinvestment of all distributions. The Lehman Aggregate Bond Index is an unmanaged investment grade bond index without any associated expenses and the returns assume reinvestment of all interest income. You cannot invest directly in an index.

1838 FIXED INCOME FUND

SCHEDULE OF INVESTMENTS (UNAUDITED)                               APRIL 30, 2000
--------------------------------------------------------------------------------

                                                              Moody's/S&P       Principal          Value
                                                                Rating*          Amount           (Note 2)
                                                              -----------       ---------         --------
CORPORATE BONDS -- 30.78%
  BANKS -- 7.62%
    Bank of America, 7.80%, 02/15/10 .......................    Aa3/A          $ 1,710,000      $  1,706,105
    Royal Bank of Scotland, 8.817%, 03/31/49 ...............    A1/A-            2,485,000         2,500,775
    Wells Fargo Co., 7.20%, 05/01/2003 .....................    AA2/A+           2,680,000         2,659,364
    Westdeutsche Landesbank NY, 6.05%, 01/15/09 ............   Aa1/AA+           3,525,000         3,090,064
                                                                                                ------------
                                                                                                   9,956,308
                                                                                                ------------
  FINANCIAL -- 9.60%
    CIT Group Inc., 7.08%, 03/15/03.........................    A1/A+            2,920,000         2,896,871
    Ford Motor Credit Corp., 7.45%, 07/16/31................     A2/A            2,330,000         2,215,434
    Household Finance Corp., 7.875%, 03/01/07...............     A2/A            1,220,000         1,210,062
    Morgan Stanley Dean Witter, 7.125%, 01/15/03............    Aa3/A+           1,950,000         1,926,684
    Paine Webber Group, 7.59%, 05/02/02.....................  Baa1/BBB+          2,590,000         2,569,280
    PNC Funding Corp., 6.125%, 09/01/03.....................   Aa3/BBB+          1,790,000         1,709,525
                                                                                                ------------
                                                                                                  12,527,856
                                                                                                ------------
  INDUSTRIAL & MISCELLANEOUS -- 13.56%
    Avon Products Inc., 7.15%, 11/15/09.....................     A2/A               90,000            84,727
    Avon Products Inc., 7.15%, 11/15/09, 144A*..............     A2/A            2,310,000         2,089,921
    Conoco Inc., 6.95%, 04/15/29............................    A3/A-            1,193,000         1,070,981
    Consolidated Freightways, 8.875%, 05/01/10..............   Baa3/BBB          2,820,000         2,780,475
    IBM Corp., 6.50%, 01/15/28..............................    A1/A+            1,105,000           973,203
    Lockheed Martin Corp., 8.20%, 12/01/09..................  Baa2/BBB-          2,250,000         2,202,525
    Tyco Int'l. Group, 6.25%, 06/15/03......................   Baa1/A-           2,250,000         2,123,213
    Tyco Int'l. Group, 7.00%, 06/15/28......................   Baa1/A-           1,187,000         1,013,913
    United Dominion Inds., 8.625%, 03/15/03.................   Baa2/BBB          2,790,000         2,775,866
    Yosemite Sec. Trust, 8.25%, 11/15/04, 144A*.............  Baa2/BBB+          2,615,000         2,580,898
                                                                                                ------------
                                                                                                  17,695,722
                                                                                                ------------
      TOTAL CORPORATE BONDS (Cost $40,782,537)............................................        40,179,886
                                                                                                ------------
ASSET BACKED SECURITIES -- 7.85%
    Bear Stearns CMS, Ser. 1999-WF2, Cl. A2, 7.08%,
      06/15/09..............................................   Aaa/AAA           2,345,000         2,255,810
    Citibank Credit Card Master Trust, Ser. 1999-2, Cl. A,
      5.875%, 03/10/11......................................   Aaa/AAA           3,515,000         3,142,305
    Navistar Financial Corp. Owner Trust, Ser. 2000-A, Cl.
      A3, 7.20%, 05/17/04...................................   Aaa/AAA           2,330,000         2,326,924
    Union Acceptance Corp., Ser. 1999-D, Cl. A4, 6.85%,
      02/08/06..............................................   Aaa/AAA           2,555,000         2,519,843
                                                                                                ------------
      TOTAL ASSET BACKED SECURITIES (Cost $10,594,957)....................................        10,244,882
                                                                                                ------------

                       See notes to financial statements.

1838 FIXED INCOME FUND

SCHEDULE OF INVESTMENTS (UNAUDITED) -- CONTINUED                  APRIL 30, 2000
--------------------------------------------------------------------------------

                                                              Moody's/S&P       Principal          Value
                                                                Rating*          Amount           (Note 2)
                                                              -----------       ---------         --------
MORTGAGE BACKED SECURITIES -- 38.49%
    FGCI, Pool #E00617, 5.50%, 01/01/14.....................   Aaa/AAA         $ 1,043,120      $    958,334
    FGCI, Pool #E00765, 6.50%, 12/01/14.....................   Aaa/AAA           1,973,836         1,891,507
    FGLMC, Pool #D85515, 6.50%, 01/01/28....................   Aaa/AAA           1,944,065         1,817,961
    FGLMC, Pool #C29190, 6.50%, 07/01/29....................   Aaa/AAA           2,179,321         2,036,902
    FGLMC, Pool #C30260, 7.50%, 08/01/29....................   Aaa/AAA           1,258,723         1,233,433
    FHLMC, Pool #G10557, 6.50%, 07/01/11....................   Aaa/AAA           1,550,990         1,494,317
    FHLMC, Pool #A00930, 10.00%, 05/01/20...................   Aaa/AAA              28,842            30,544
    FHLMC, Pool #C80342, 6.50%, 09/01/25....................   Aaa/AAA           1,322,427         1,239,211
    FHLMC, Pool #C00967, 8.50%, 02/01/30....................   Aaa/AAA           2,175,106         2,209,831
    FNCL, Pool #482515, 5.50%, 01/01/14.....................   Aaa/AAA             329,239           302,048
    FNCL, Pool #252381, 5.50%, 04/01/14.....................   Aaa/AAA             139,821           128,202
    FNCL, Pool #535003, 7.00%, 11/01/14.....................   Aaa/AAA           1,882,230         1,839,475
    FNCL, Pool #498610, 6.00%, 05/01/29.....................   Aaa/AAA           1,943,641         1,760,793
    FNCL, Pool #491805, 6.50%, 06/01/29.....................   Aaa/AAA           2,000,198         1,867,413
    FNCL, Pool #515959, 7.50%, 11/01/29.....................   Aaa/AAA           4,471,133         4,378,679
    FNCL, Pool #522898, 8.00%, 01/01/30.....................   Aaa/AAA             931,967           931,076
    FNCL, Pool #526025, 8.00%, 01/01/30.....................   Aaa/AAA           1,962,225         1,959,896
    FNMA, Pool #250890, 7.00%, 04/01/04.....................   Aaa/AAA           1,033,447         1,020,196
    FNMA, Pool #303728, 6.00%, 01/01/11.....................   Aaa/AAA           1,417,791         1,344,209
    FNMA, Pool #190275, 8.00%, 11/01/26.....................   Aaa/AAA           1,660,042         1,660,604
    FNMA, Pool #481429, 6.00%, 01/01/29.....................   Aaa/AAA           1,963,286         1,780,105
    FNMA, Pool #487830, 6.00%, 03/01/29.....................   Aaa/AAA           3,531,753         3,199,504
    FNMA, Pool #TBA, 8.00%, 02/15/30........................   Aaa/AAA           2,995,628         2,996,769
    GNMA, Pool #6937, 8.50%, 12/15/05.......................   Aaa/AAA               3,895             3,966
    GNMA, Pool #780374, 7.50%, 12/15/23.....................   Aaa/AAA           1,031,525         1,017,864
    GNMA, Pool #2038, 8.50%, 07/20/25.......................   Aaa/AAA             142,541           144,433
    GNMA, Pool #417239, 7.00%, 02/15/26.....................   Aaa/AAA           2,076,106         1,999,662
    GNMA, Pool #443623, 6.50%, 02/15/28.....................   Aaa/AAA           1,955,688         1,833,626
    GNMA, Pool #448178, 6.50%, 03/15/28.....................   Aaa/AAA             193,110           181,159
    GNMA, Pool #462556, 6.50%, 02/15/28.....................   Aaa/AAA           2,626,060         2,463,546
    GNMA, Pool #491223, 7.00%, 03/15/29.....................   Aaa/AAA           2,981,589         2,869,091
    GNMA, Pool #509609, 7.00%, 07/15/29.....................   Aaa/AAA           1,712,753         1,648,129
                                                                                                ------------
      TOTAL MORTGAGE BACKED SECURITIES (Cost $51,572,262).................................        50,242,485
                                                                                                ------------

                       See notes to financial statements.

1838 FIXED INCOME FUND

SCHEDULE OF INVESTMENTS (UNAUDITED) -- CONTINUED                  APRIL 30, 2000
--------------------------------------------------------------------------------

                                                                                Principal          Value
                                                                                 Amount           (Note 2)
                                                                                ---------         --------
U.S. GOVERNMENT AGENCY OBLIGATIONS** -- 9.57%
    FHLMC, 5.00%, 01/15/04..................................                   $ 4,600,000      $  4,263,818
    FNMA, 7.25%, 01/15/10...................................                     1,675,000         1,667,851
    FNMA, 7.125%, 02/15/05..................................                     3,420,000         3,399,713
    FNMA, 7.125%, 03/15/07..................................                     3,195,000         3,157,603
                                                                                                ------------
      TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS (Cost $12,584,912).........................        12,488,985
                                                                                                ------------

U.S. TREASURY OBLIGATIONS** -- 10.56%
    U.S. Treasury Notes, 6.125%, 12/31/01...................                       970,000           961,512
    U.S. Treasury Notes, 4.25%, 11/15/03....................                        65,000            60,308
    U.S. Treasury Notes, 5.875%, 11/15/04...................                     5,830,000         5,676,962
    U.S. Treasury Notes, 6.50%, 02/15/10....................                     1,815,000         1,851,300
    U.S. Treasury Bonds, 8.125%, 08/15/19...................                     1,170,000         1,405,097
    U.S. Treasury Bonds, 6.125%, 11/15/27...................                     1,220,000         1,208,182
    U.S. Treasury Bonds, 6.125%, 08/15/29...................                     2,620,000         2,626,550
                                                                                                ------------
      TOTAL U.S. TREASURY OBLIGATIONS (Cost $13,733,698)..................................        13,789,911
                                                                                                ------------


                                                                                 Shares
                                                                               -----------
SHORT-TERM INVESTMENTS -- 1.77%
    SEI Daily Income Trust Prime Obligation
      (Cost $2,314,415).....................................                     2,314,415         2,314,415
                                                                                                ------------
TOTAL INVESTMENTS (Cost $131,582,781)+ -- 99.02%..........................................      $129,260,564

OTHER ASSETS AND LIABILITIES, NET -- 0.98%................................................         1,274,902
                                                                                                ------------
NET ASSETS -- 100%........................................................................      $130,535,466
                                                                                                ============

----------
 *   Resale restricted to institutional buyers.

** While no ratings are shown for U.S. Government Agency Obligations and U.S. Treasury Obligations, they are considered to be of the highest quality, comparable to Moody's AAA rating and S&P's Aaa rating.

 + The cost for federal income tax purposes was $131,635,196. The aggregate gross unrealized appreciation for all securities for which there was an excess of market value over tax cost of $146,136, and aggregate gross unrealized depreciation for all securities for which there was an excess of tax cost over market value of $2,520,768.

TBA Securities purchased on a forward commitment basis with an approximate principal amount and no definitive maturity date. The actual principal and maturity date will be determined upon settlement.

                       See notes to financial statements.

1838   LARGE CAP EQUITY FUND

--------------------------------------------------------------------------------

TO THE SHAREHOLDER:

The 1838 Large Cap Equity Fund's total return was 10.13% for the six-month period ended April 30, 2000, compared with a 7.17% return for the Standard & Poor's 500 Stock Index(1). The Fund's total return since commencement of operations (September 29, 1999) is 16.85% versus 15.28% for the S&P 500 Index over the same period. We are pleased with this good start, especially given the increased stock market volatility experienced along the way.

The Fund's weightings in the various industrial sectors stayed very close to those of the Index, leaving all of this positive return to come from good stock selection. It is important to note the S&P 500's wide disparity in returns generated by the various industry sectors. At the extreme, S&P Tech stocks rose 37%, while the Index's Consumer Staples stocks fell almost 18%! It is impossible to predict such movements on a consistent basis, and so our effort is placed on picking stocks that can outperform in each sector category.

Our analysts were able to add value through superior stock selection in five out of eight sectors, with strong excess returns coming in Healthcare, Technology and Energy. Medtronic, Oracle and Transocean Sedco Forex, for example, have been successful investments in each respective sector.

On the other hand, we struggled in the Consumer Cyclicals and Deregulated Industries, underperforming the S&P in each case. Among the holdings that held us back were Carnival Corp., McDonald's, SBC Communications and Worldcom. While we cannot expect to outperform in each sector all the time, it is very important to manage those investments that detract from good performance. We have an established sale discipline that is consistently enforced. Of the names above, McDonald's has been eliminated from the portfolio, and replaced with another Consumer Cyclical investment with better prospects, CVS.

There have been significant shifts in investor sentiment during the past few months, much of it in reaction to steady pressure by the Federal Reserve to raise interest rates. At this writing, all major stock indices are in modest negative territory, year to date. The mood has changed from one of euphoria (the 20% plus returns logged annually in the late nineties), to a lingering doubt regarding the ultimate impact of these rate increases. We have faith that Alan Greenspan manages the economy first, and that his goals, controlled real growth and maintained "full" employment, will be realized and help produce positive returns for the remainder of the year.

                                         Sincerely,

                                         /s/ George W. Gephart, Jr.
                                         ------------------------------------
                                         George W. Gephart, Jr.
                                         Vice President & Portfolio Manager

May 22, 2000

(1) Past performance is no guarantee of future results. The return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. The Fund's returns assume the reinvestment of all distributions. The S&P 500 Index is an unmanaged stock market index without any associated expenses and the returns assume reinvestment of all dividends. You cannot invest directly in an index.

1838 LARGE CAP EQUITY FUND
SCHEDULE OF INVESTMENTS (UNAUDITED)                               APRIL 30, 2000
--------------------------------------------------------------------------------

                                                                                    Value
                                                                    Shares         (Note 2)
                                                                   ---------     ------------
COMMON STOCK -- 98.76%

  Basic Industries -- 10.60%
    Avery Dennison Corp........................................        3,300     $    216,562
    E.I. Dupont de Nemours & Co................................        2,600          123,337
    General Electric Co........................................        3,100          487,475
    Illinois Tool Works........................................        2,800          179,375
    Tyco International Ltd.....................................        4,900          225,094
                                                                                 ------------
                                                                                    1,231,843
                                                                                 ------------
  Consumer Cyclical -- 11.36%
    Carnival Corp. (A Shares)..................................        6,200          154,225
    CVS Corp...................................................        6,100          265,350
    Ford Motor Co..............................................        4,000          218,750
    Interpublic Group of Cos...................................        4,700          192,700
    Staples Inc.*..............................................        8,100          154,406
    Target Corp................................................        1,700          113,156
    Wal-Mart Stores Inc........................................        4,000          221,500
                                                                                 ------------
                                                                                    1,320,087
                                                                                 ------------
  Consumer Staples -- 6.91%
    Coca Cola Co...............................................        3,300          155,306
    Colgate-Palmolive Co.......................................        4,700          268,487
    The Estee Lauder Cos. Inc. (A Shares)......................        4,900          216,212
    Safeway Inc.*..............................................        3,700          163,263
                                                                                 ------------
                                                                                      803,268
                                                                                 ------------
  Energy -- 7.33%
    Chevron Corp...............................................        2,100          178,763
    Exxon Mobil Corp...........................................        4,304          334,375
    Schlumberger Ltd...........................................        2,400          183,750
    Transocean Sedco Forex Inc.................................        3,310          155,570
                                                                                 ------------
                                                                                      852,458
                                                                                 ------------
  Financial -- 12.62%
    American International Group...............................        4,300          471,656
    Citigroup Inc..............................................        6,500          386,344
    Fifth Third Bancorp........................................        3,100          195,687
    Firstar Corp...............................................        4,400          109,450
    Wells Fargo Co.............................................        7,400          303,863
                                                                                 ------------
                                                                                    1,467,000
                                                                                 ------------

                       See notes to financial statements.

1838  LARGE CAP EQUITY FUND
SCHEDULE OF INVESTMENTS (UNAUDITED) -- CONTINUED                  APRIL 30, 2000
--------------------------------------------------------------------------------

                                                                                        Value
                                                                        Shares         (Note 2)
                                                                       ---------     ------------
  Healthcare -- 10.31%
    Medtronic Inc..................................................        6,200     $    322,012
    Merck & Co. Inc................................................        2,800          194,600
    Pharmacia Corp.................................................        3,927          196,105
    Schering-Plough Corp...........................................        4,700          189,469
    Warner-Lambert Co..............................................        2,600          295,912
                                                                                     ------------
                                                                                        1,198,098
                                                                                     ------------
  Technology -- 31.14%
    America Online Inc.*...........................................        2,800          167,475
    Applied Materials Inc.*........................................        2,200          223,987
    Cisco Systems Inc.*............................................        8,500          589,289
    Dell Computer Corp.*...........................................        5,100          255,638
    EMC Corp.*.....................................................        1,700          236,194
    Intel Corp.....................................................        4,100          519,931
    Lucent Technologies Inc........................................        4,400          273,625
    Microsoft Corp.*...............................................        4,700          327,825
    Nortel Networks Corp...........................................        2,400          271,800
    Oracle Systems Corp.*..........................................        2,900          231,819
    Sun Microsystems Inc.*.........................................        2,500          229,844
    Texas Instruments Inc..........................................        1,800          293,175
                                                                                     ------------
                                                                                        3,620,602
                                                                                     ------------
  Deregulated Industries -- 8.49%
    Bell Atlantic Corp.............................................        2,900          171,825
    SBC Communications Inc.........................................        8,200          359,263
    Sprint Corp....................................................        2,100          129,150
    Worldcom Inc.*.................................................        7,200          327,150
                                                                                     ------------
                                                                                          987,388
                                                                                     ------------
      TOTAL COMMON STOCKS (Cost $10,982,180).......................                    11,480,744
                                                                                     ------------
SHORT-TERM INVESTMENTS -- 1.23%
    SEI Daily Income Trust Prime Obligation (Cost $143,537)........      143,537          143,537
                                                                                     ------------
TOTAL INVESTMENTS (Cost $11,125,717)+ -- 99.99%....................                  $ 11,624,281
OTHER ASSETS AND LIABILITIES, NET -- 0.01%.........................                         1,053
                                                                                     ------------
NET ASSETS -- 100%.................................................                  $ 11,625,334
                                                                                     ============

 * Non-income producing security.

 + The cost for federal income tax purposes was $11,125,717. The aggregate gross unrealized appreciation for all securities in which there was an excess of market value over tax cost of $1,207,467, and aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over market value of $708,903.

                       See notes to financial statements.

1838  INVESTMENT ADVISORS FUNDS
STATEMENTS OF ASSETS AND LIABILITIES (UNAUDITED)                  APRIL 30, 2000
--------------------------------------------------------------------------------

                                                                          International     Fixed Income   Large Cap
                                                                           Equity Fund          Fund      Equity Fund
                                                                          --------------------------------------------
ASSETS:
Investments, at value (identified cost $88,085,341, $131,582,781 and
  $11,125,717 respectively) (Note 2)...................................   $ 111,119,615    $129,260,564    $11,624,281
Receivables:
  Dividends and interest...............................................         297,489       1,581,243          9,820
  Investment securities sold...........................................              --       2,345,217             --
  Reimbursement due from advisor.......................................              --              --          2,462
Other assets...........................................................          11,609           5,121          1,132
                                                                          --------------------------------------------
      Total assets.....................................................     111,428,713     133,192,145     11,637,695
                                                                          --------------------------------------------
LIABILITIES:
  Management fees due to advisor (Note 4)..............................          66,931          41,039             --
  Due to affiliates (Note 4)...........................................          13,510          13,341          6,175
  Payable for investment securities purchased..........................       1,352,660       2,590,000             --
  Other accrued expenses...............................................          23,856          12,299          6,186
                                                                          --------------------------------------------
      Total liabilities................................................       1,456,957       2,656,679         12,361
                                                                          --------------------------------------------
NET ASSETS.............................................................   $ 109,971,756    $130,535,466    $11,625,334
                                                                          ============================================
NET ASSETS CONSIST OF:
Shares of beneficial interest (par $0.001).............................   $       6,839    $     13,679    $       998
Additional capital paid-in.............................................      77,075,250     136,367,307     10,856,405
Distribution in excess of net investment income........................              --          (8,498)            --
Accumulated net investment income (loss)...............................        (212,700)             --          8,226
Accumulated net realized gain (loss) on investments....................      10,074,327      (3,514,805)       261,141
Net unrealized appreciation (depreciation) on:
  Investments..........................................................      23,034,274      (2,322,217)       498,564
  Translation of assets and liabilities in foreign currencies..........          (6,234)             --             --
                                                                          --------------------------------------------
NET ASSETS.............................................................   $ 109,971,756    $130,535,466    $11,625,334
                                                                          ============================================
Shares of beneficial interest outstanding..............................       6,839,162      13,679,227        998,164
                                                                          --------------------------------------------
NET ASSETS VALUE, offering and redemption price per share (Net
  assets/Outstanding shares of beneficial interest)....................   $       16.08    $       9.54    $     11.65
                                                                          ============================================

                       See notes to financial statements.

1838  INVESTMENT ADVISORS FUNDS
STATEMENTS OF OPERATIONS FOR THE SIX-MONTH PERIOD ENDED APRIL 30, 2000
(UNAUDITED)
--------------------------------------------------------------------------------

                                                                            International     Fixed Income   Large Cap
                                                                             Equity Fund          Fund      Equity Fund
                                                                            --------------------------------------------
INVESTMENT INCOME:
  Dividends...............................................................    $   607,228              --      $  32,092
  Interest................................................................         66,905      $3,974,714          8,693
  Foreign taxes withheld..................................................        (72,470)             --             --
                                                                             --------------------------------------------
      Total Investment Income.............................................        601,663       3,974,714         40,785
                                                                             --------------------------------------------
EXPENSES:
  Investment advisory fees (Note 4).......................................        378,139         282,043         25,700
  Administration fee (Note 4).............................................         30,251          33,845          7,466
  Accounting fee (Note 4).................................................         37,531          29,374         19,910
  Custodian fees..........................................................         22,875           3,775          4,632
  Transfer agency fees (Note 4)...........................................          9,958          10,037          9,963
  Trustees' fees (Note 4).................................................          8,188           8,882            818
  Audit fees..............................................................          9,956          12,562          5,038
  Legal fees..............................................................         13,765          11,265          6,251
  Registration fees.......................................................         10,663          12,115          6,927
  Reports to shareholders.................................................          5,444           6,190            677
  Amortization of organizational costs (Note 2)...........................         12,891              --             --
  Other...................................................................         13,313          11,249          2,065
                                                                             --------------------------------------------
    Total expenses........................................................        552,974         421,337         89,447
      Advisory fee waived (Note 4)........................................             --         (81,962)       (25,700)
      Reimbursement from advisor (Note 4).................................             --              --        (34,012)
                                                                             --------------------------------------------
      Total expenses, net (Note 4)........................................        552,974         339,375         29,735
                                                                             --------------------------------------------
         Net investment income............................................         48,689       3,635,339         11,050
                                                                             --------------------------------------------

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS AND FOREIGN CURRENCY:
  Net realized gain (loss) from:
    Investment transactions...............................................     10,074,358      (1,850,402)       261,655
    Foreign currency transactions.........................................       (261,398)             --             --
                                                                             --------------------------------------------
      Total net realized gain (loss)......................................      9,812,960      (1,850,402)       261,655
                                                                             --------------------------------------------
  Change in unrealized appreciation (depreciation) of:
    Investments...........................................................      3,831,760        (831,133)       254,713
    Translation of assets and liabilities in foreign currencies...........         (8,090)             --             --
                                                                             --------------------------------------------
      Total change in unrealized appreciation (depreciation)..............      3,823,670        (831,133)       254,713
                                                                             --------------------------------------------
        Net gain (loss) on investments and foreign currency...............     13,636,630      (2,681,535)       516,368
                                                                             --------------------------------------------
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS......................    $13,685,319     $   953,804       $527,418
                                                                             ============================================

                       See notes to financial statements.

1838  INVESTMENT ADVISORS FUNDS
STATEMENTS OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                                       International     Fixed Income        Large Cap
                                                                        Equity Fund          Fund           Equity Fund+
                                                                     ----------------------------------------------------
FOR THE SIX-MONTH PERIOD ENDED APRIL 30, 2000 (UNAUDITED)
INCREASE (DECREASE) IN NET ASSETS:
Operations:
  Net investment income...........................................   $      48,689    $  3,635,339       $     11,050
  Net realized gain (loss) from investment and foreign currency
    transactions..................................................       9,812,960      (1,850,402)           261,655
  Change in unrealized appreciation (depreciation) of investments
    and foreign currency..........................................       3,823,670        (831,133)           254,713
                                                                     ---------------------------------------------------
Net increase in net assets resulting from operations..............      13,685,319         953,804            527,418
                                                                     ---------------------------------------------------
Distributions to shareholders:
  Net investment income...........................................          (7,576)     (3,864,041)            (6,623)
  Net realized gains..............................................      (4,661,343)             --            (15,233)
                                                                     ---------------------------------------------------
    Total Distributions...........................................      (4,668,919)     (3,864,041)           (21,856)
                                                                     ---------------------------------------------------
Increase in net assets from Fund share transactions (Note 5)......      14,408,330      39,224,977          6,196,477
                                                                     ---------------------------------------------------
Increase in net assets............................................      23,424,730      36,314,740          6,702,039

NET ASSETS:
  Beginning of period.............................................      86,547,026      94,220,726          4,923,295
                                                                     ---------------------------------------------------
  End of period...................................................   $ 109,971,756    $130,535,466       $ 11,625,334
                                                                     ===================================================

FOR THE PERIOD ENDED OCTOBER 31, 1999
INCREASE (DECREASE) IN NET ASSETS:
Operations:
  Net investment income...........................................   $     169,958    $  4,502,938       $      3,799
  Net realized gain (loss) from investment and foreign currency
    transactions..................................................       4,496,142      (1,593,120)            14,719
  Change in unrealized appreciation (depreciation) of investments
    and foreign currency..........................................      13,866,854      (2,308,516)           243,851
                                                                     ---------------------------------------------------
Net increase in net assets resulting from operations..............      18,532,954         601,302            262,369
                                                                     ---------------------------------------------------
Distributions to shareholders:
  Net investment income...........................................              --      (4,282,734)                --
  Net realized gains..............................................      (4,289,722)             --                 --
                                                                     ---------------------------------------------------
    Total Distributions...........................................      (4,289,722)     (4,282,734)                --
                                                                     ---------------------------------------------------
Increase in net assets from Fund share transactions (Note 5)......      14,428,889      26,178,864          4,660,926
                                                                     ---------------------------------------------------
Increase in net assets............................................      28,672,121      22,497,432          4,923,295

NET ASSETS:
  Beginning of period.............................................      57,874,905      71,723,294                 --
                                                                     ---------------------------------------------------
  End of period...................................................   $  86,547,026    $ 94,220,726       $  4,923,295
                                                                     ===================================================

+ The Large Cap Equity Fund commenced operations on September 29, 1999.

                     See notes to the financial statements.

1838  INVESTMENT ADVISORS FUNDS
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

The following table includes selected data for a share outstanding throughout each fiscal year or period and other performance information derived from the financial statements. It should be read in conjunction with the financial statements and notes thereto.

INTERNATIONAL EQUITY FUND

                                                    For the
                                                   Six Month
                                                 Period Ended         For the Fiscal Year or Period Ended October 31,
                                                April 30, 2000     ------------------------------------------------------
                                                 (Unaudited)        1999        1998        1997        1996       1995+
                                               ---------------------------------------------------------------------------
NET ASSET VALUE - BEGINNING OF PERIOD......       $  14.57        $ 12.08     $  11.99     $ 10.44     $  9.61     $ 10.00
                                               ---------------------------------------------------------------------------
INVESTMENT OPERATIONS:
  Net investment income....................           0.01           0.03         0.01        0.02        0.07        0.02
  Net realized and unrealized gain (loss)
    on investments and foreign currency
    transactions...........................           2.27           3.34         0.75        1.57        0.80       (0.41)
                                               ---------------------------------------------------------------------------
      Total from investment operations.....           2.28           3.37         0.76        1.59        0.87       (0.39)
                                               ---------------------------------------------------------------------------
DISTRIBUTIONS:
  From net investment income...............             --             --           --       (0.04)      (0.04)         --
  From net realized gain on investments....          (0.77)         (0.88)       (0.67)         --          --          --
                                               ---------------------------------------------------------------------------
      Total distributions..................          (0.77)         (0.88)       (0.67)      (0.04)      (0.04)         --
                                               ---------------------------------------------------------------------------
NET ASSET VALUE - END OF THE PERIOD........       $  16.08        $ 14.57     $  12.08     $ 11.99     $ 10.44     $  9.61
                                               ===========================================================================
TOTAL RETURN...............................         15.79%**       29.10%        6.90%      15.23%       9.11%       (3.90)%**
RATIOS (TO AVERAGE NET ASSETS)/SUPPLEMENTAL
  DATA:
    Expenses (net of fee waivers)..........          1.10%*         1.09%        1.13%       1.25%       1.25%       1.25%*
    Expenses (excluding fee waivers).......        N/A              N/A         N/A          1.44%       1.80%       2.60%*
    Net investment income..................          0.10%*         0.23%        0.10%       0.28%       0.70%       1.02%*
Portfolio turnover rate....................         29.15%         48.71%      166.77%      92.33%      59.11%      42.21%*
Net assets, end of period (in 000's).......       $109,972        $86,547     $ 57,875     $51,046     $41,209     $16,764

+    The International Equity Fund commenced operations on August 3, 1995.
*    Annualized.
**   Total return not annualized.


                       See notes to financial statements.

1838 INVESTMENT ADVISORS FUNDS
FINANCIAL HIGHLIGHTS -- CONTINUED
--------------------------------------------------------------------------------

The following table includes selected data for a share outstanding throughout each fiscal year or period and other performance information derived from the financial statements. It should be read in conjunction with the financial statements and notes thereto.

FIXED INCOME FUND

                                                                       For the
                                                                      Six-Months             For the Fiscal Year or
                                                                    Period Ended             Period Ended October 31,
                                                                   April 30, 2000      ----------------------------------
                                                                     (Unaudited)        1999          1998         1997+
                                                                   ------------------------------------------------------
NET ASSET VALUE - BEGINNING OF PERIOD...........................     $     9.81        $  10.24      $ 10.27      $ 10.00
                                                                   ------------------------------------------------------
INVESTMENT OPERATIONS:
  Net investment income.........................................           0.31            0.53         0.54         0.06
  Net realized and unrealized gain (loss) on investments........          (0.25)          (0.45)        0.08         0.21
                                                                   ------------------------------------------------------
      Total from investment operations..........................           0.06            0.08         0.62         0.27
                                                                   ------------------------------------------------------
DISTRIBUTIONS:
  From net investment income....................................          (0.33)          (0.51)       (0.59)          --
  Return of capital.............................................             --              --        (0.04)          --
  From net realized gain on investments.........................             --              --        (0.02)          --
                                                                   ------------------------------------------------------
      Total distributions.......................................          (0.33)          (0.51)       (0.65)          --
                                                                   ------------------------------------------------------
NET ASSET VALUE - END OF THE PERIOD.............................     $     9.54        $   9.81      $ 10.24      $ 10.27
                                                                   ======================================================
TOTAL RETURN....................................................          0.63%**         0.79%        6.26%        2.70%**
RATIOS (TO AVERAGE NET ASSETS)/SUPPLEMENTAL DATA:
  Expenses (net of fee waivers)(1)..............................          0.60%*          0.61%        0.75%        0.75%*
  Expenses (excluding fee waivers)..............................          0.75%*          0.73%        0.88%        2.12%*
  Net investment income.........................................          6.44%*          5.35%        5.60%        5.83%*
Portfolio turnover rate.........................................        272.78%         834.18%       92.65%       39.12%*
Net assets, end of period (in 000's)............................     $  130,535        $ 94,221      $71,723      $32,537

+    The Fixed Income Fund commenced operations on September 2, 1997.
*    Annualized.
**   Total return not annualized.
(1) Effective March 1, 1999, 1838 Investment Advisors voluntarily agreed to waive its fees and/or reimburse the Fund so that the total operating expenses do not exceed 0.60% of average daily net assets.

                       See notes to financial statements.

1838 INVESTMENT ADVISORS FUNDS
FINANCIAL HIGHLIGHTS -- CONTINUED
--------------------------------------------------------------------------------

The following table includes selected data for a share outstanding throughout each fiscal year or period and other performance information derived from the financial statements. It should be read in conjunction with the financial statements and notes thereto.

LARGE CAP EQUITY FUND

                                                                                  For the
                                                                                Six-Month
                                                                                Period Ended         For the
                                                                               April 30, 2000      Period Ended
                                                                                 (Unaudited)     October 31, 1999+
                                                                              ------------------------------------
NET ASSET VALUE - BEGINNING OF PERIOD...................................         $  10.61              $ 10.00
                                                                              ----------------------------------
INVESTMENT OPERATIONS:
  Net investment income.................................................             0.01                 0.01
  Net realized and unrealized gain on investments.......................             1.06                 0.60
                                                                              ----------------------------------
      Total from investment operations..................................             1.07                 0.61
                                                                              ----------------------------------
DISTRIBUTIONS:
  From net investment income............................................            (0.01)                  --
  From net realized gain on investments.................................            (0.02)                  --
                                                                              ----------------------------------
      Total distributions...............................................            (0.03)                  --
                                                                              ----------------------------------
NET ASSET VALUE - END OF THE PERIOD.....................................         $  11.65              $ 10.61
                                                                              ----------------------------------
                                                                              ----------------------------------

TOTAL RETURN............................................................            10.13%**              6.10%**
RATIOS (TO AVERAGE NET ASSETS)/SUPPLEMENTAL DATA:
  Expenses (net of fee waivers).........................................             0.75%*               0.75%*
  Expenses (excluding fee waivers)......................................             2.26%*               4.98%*
  Net investment income.................................................             0.28%*               1.55%*
Portfolio turnover rate.................................................            17.29%                5.58%
Net assets, end of period (in 000's)....................................         $ 11,625              $ 4,923


+     The Large Cap Equity Fund commenced operations on September 29, 1999.
*     Annualized.
**    Total return not annualized.

                       See notes to financial statements.

1838 INVESTMENT ADVISORS FUNDS
NOTES TO THE FINANCIAL STATEMENTS (UNAUDITED)                     APRIL 30, 2000
--------------------------------------------------------------------------------

   NOTE 1 -- DESCRIPTION OF THE FUNDS

   The 1838 Investment Advisors Funds (the "Trust") was organized as a Delaware series business trust on December 9, 1994, and is an open-end, management investment company registered under the Investment Company Act of 1940, as amended (the "1940 Act"). The Trust's Agreement and Declaration of Trust permits the Trustees to issue an unlimited number of shares of beneficial interest. The Trust consists of three Funds: the 1838 International Equity Fund, the 1838 Fixed Income Fund and the 1838 Large Cap Equity Fund (each a "Fund" and collectively, the "Funds"). The investment objectives of each Fund are set forth below.

   The 1838 International Equity Fund (the "International Fund") commenced operations on August 3, 1995. The Fund's investment objective is capital appreciation, with a secondary objective of income. The Fund seeks to achieve its objective by investing at least 65% of its total assets in a diversified portfolio of equity securities of issuers located in countries other than the United States.

   The 1838 Fixed Income Fund (the "Fixed Income Fund") commenced operations on September 2, 1997. The Fund's investment objective is maximum current income, with a secondary objective of growth. The Fund seeks to achieve its objective by investing, under normal circumstances, at least 65% of its assets in a diversified portfolio of fixed income securities.

   The 1838 Large Cap Equity Fund (the "Large Cap Fund") commenced operations on September 29, 1999. The Fund's investment objective is long-term total return. The Fund seeks to achieve its objective by investing at least 90% of its total assets in the common stock of U.S. companies with market capitalizations greater than $5 billion.

   NOTE 2 -- SIGNIFICANT ACCOUNTING POLICIES

   Security Valuation. Each Fund's securities, except investments with remaining maturities of 60 days or less, are valued at the last quoted sales price on the security's principal exchange on that day. If there are no sales of the relevant security on such day, the security will be valued at the mean between the closing bid and asked price on that day, if any. Debt securities having a maturity of 60 days or less are valued at amortized cost. Securities for which market quotations are not readily available and all other assets will be valued at their respective fair value as determined in good faith by, or under procedures established by, the Board of Trustees. As of April 30, 2000, there were no securities valued by, or under procedures established by, the Board of Trustees.

   Federal Income Taxes. Each Fund is treated as a separate entity and intends to remain qualified as a "regulated investment company" under Subchapter M of the Internal Revenue Code of 1986 and to distribute all of its taxable income to its shareholders. Therefore, no federal income or excise tax provision is required.

   Dividends and Capital Gain Distributions. Distributions of net investment income and net realized gains are determined in accordance with income tax regulations that may differ from generally accepted accounting principles. The difference is primarily due to the differing treatments for foreign currency transactions for the International Fund. The Fixed Income Fund distributes net investment income monthly. All other distributions by each Fund will be made annually in December. Additional distributions may be made by each Fund to the extent necessary.

1838 INVESTMENT ADVISORS FUNDS
NOTES TO THE FINANCIAL STATEMENTS (UNAUDITED) -- CONTINUED        APRIL 30, 2000
--------------------------------------------------------------------------------

   NOTE 2 -- SIGNIFICANT ACCOUNTING POLICIES -- (CONTINUED)

   Deferred Organizational Costs. Costs incurred by the International Fund in connection with the initial registration and public offering of shares have been deferred and are being amortized on a straight-line basis over a five-year period beginning on the date that the Fund commenced operations.

   Foreign Currency Translations. The books and records of the International Fund are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars on the following basis:

              (i) market value of investment securities, assets and
                  liabilities at the daily rates of exchange, and

             (ii) purchases and sales of investment securities, dividend and interest income and certain expenses at the rates of exchange prevailing on the respective dates of such transactions.

   The International Fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments.

   Reported net realized foreign exchange gains or losses arise from sales and maturities of short-term securities, sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the International Fund's books, and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the value of assets and liabilities, other than investments in securities, resulting from changes in exchange rates.

   Forward Foreign Currency Exchange Contracts. In connection with portfolio purchases and sales of securities denominated in a foreign currency, the International Fund may enter into forward foreign currency exchange contracts ("FFCEC"). Additionally, the International Fund may enter into these contracts to hedge certain foreign currency assets. Foreign currency exchange contracts are recorded at fair value. Certain risks may arise upon entering into these contracts from the potential inability of counterparties to meet the terms of their contracts. Realized gains or losses arising from such transactions are included in net realized gain
   (loss) from foreign currency transactions. There were no FFCEC outstanding on April 30, 2000.

   Securities Transferred In-kind. Shareholders may periodically contribute marketable securities to a respective Fund, upon approval of the Fund's management, in exchange for capital shares of the respective Fund. The exchange is conducted on a taxable basis, whereby any unrealized appreciation or depreciation on the marketable securities on the date of transfer is recognized by the shareholder and the Fund's basis in the securities is the market value as of the date of transfer. The number of shares issued to the shareholder is calculated by dividing the market value of the marketable securities by the current net asset value per share of the respective Fund on the date of transfer.

1838 INVESTMENT ADVISORS FUNDS
NOTES TO THE FINANCIAL STATEMENTS (UNAUDITED) -- CONTINUED        APRIL 30, 2000
--------------------------------------------------------------------------------

   NOTE 2 -- SIGNIFICANT ACCOUNTING POLICIES -- (CONTINUED)

   Use of Estimates in the Preparation of Financial Statements. The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that may affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates.

   Other. Investment security transactions are accounted for on a trade date basis. The specific identification method is utilized for determining realized gain or loss on investments for both financial and federal income tax reporting purposes. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Interest income is recorded on an accrual basis.

   NOTE 3 -- PURCHASES AND SALES OF INVESTMENT SECURITIES

   During the six-month period ended April 30, 2000, purchases and sales of investment securities, other than short-term investments, were as follows:

                                                          International     Fixed Income      Large Cap
                                                              Fund              Fund            Fund
                                                          -------------    -------------    ------------
    Purchases.........................................    $36,503,638      $333,801,145     $ 7,581,842
    Sales.............................................     28,431,084       297,014,926       1,239,623

   Purchases and sales of U.S. Government securities, during the six-month period ended April 30, 2000, were as follows:

                                                         International     Fixed Income      Large Cap
                                                             Fund              Fund            Fund
                                                         -------------     ------------     -----------
    Purchases.........................................    $19,496,796      $126,450,057     $16,496,405
    Sales.............................................     19,500,000       120,781,675      16,500,000

   NOTE 4 -- ADVISORY FEE AND OTHER TRANSACTIONS WITH AFFILIATES

   The Trust, on behalf of each Fund, employs 1838 Investment Advisors, Inc. (the "Investment Advisor"), a direct, wholly-owned subsidiary of MBIA, Inc., and registered investment adviser under the 1940 Act, to furnish investment advisory services to the Funds pursuant to an Investment Advisory Agreement with the Trust. The Investment Advisor supervises the investment of the assets of the Fund in accordance with each Fund's investment objective, policies and restrictions.

   The Trust pays the Investment Advisor a monthly fee at the following annual rates of each Fund's average daily net assets: 0.75% for the International Fund, 0.50% for the Fixed Income Fund and 0.65% for the Large Cap Fund. The Investment Advisor has voluntarily agreed to waive its advisory fee and/or reimburse each Fund monthly to the extent that the total operating expenses (excluding taxes, extraordinary expenses, brokerage commissions and interest) will exceed the following annual rates of each Fund's average daily net assets: 1.25% for the International Fund, 0.60% for the Fixed Income Fund and 0.75% for Large Cap Fund. This undertaking may be rescinded at any time in the future.

1838  INVESTMENT ADVISORS FUNDS
NOTES TO THE FINANCIAL STATEMENTS (UNAUDITED) -- CONTINUED        APRIL 30, 2000
--------------------------------------------------------------------------------

   NOTE 4 -- ADVISORY FEE AND OTHER TRANSACTIONS WITH AFFILIATES -- (CONTINUED)

   The following table summarizes the advisory fees incurred by the Funds for the six-month period ended April 30, 2000:

                                               Gross         Advisory Fee         Net             Advisor
                                            Advisory Fee        Waiver        Advisory Fee     Reimbursement
                                            ------------     ------------     ------------     -------------
International Fund.......................     $378,139         $    -0-         $378,139         $    -0-
Fixed Income Fund........................      282,043           81,962          200,081              -0-
Large Cap Fund...........................       25,700           25,700              -0-           34,012

   1838 Investment Advisors, Inc. ("1838") also serves as Administrator to the Trust pursuant to an Administration Agreement with the Trust on behalf of each Fund. As Administrator, 1838 is responsible for services such as financial reporting, compliance monitoring and corporate management. The Trust pays 1838 a monthly asset-based fee at the annual rate of 0.06% of each Fund's average daily net assets, with a minimum annual fee per Fund of $15,000. For the six-month period ended April 30, 2000, 1838's administration fees amount to $30,251, $33,845 and $7,466, for the International Fund, the Fixed Income Fund and the Large Cap Fund, respectively.

   MBIA Municipal Investors Services Corporation ("MBIA MISC"), a direct, wholly-owned subsidiary of MBIA, Inc., serves as Accounting Agent to the Trust. As Accounting Agent, MBIA MISC determines each Fund's net asset value per share and provides accounting services to the Funds pursuant to an Accounting Services Agreement with the Trust. The Trust pays MBIA MISC a monthly asset-based fee at the annual rate of $40,000, plus 0.03% of each Fund's average daily net assets in excess of $50 million for the Fixed Income Fund and the Large Cap Fund. The International Fund pays at the annual rate of $60,000, plus 0.03% of average daily net assets in excess of $50 million. For the six-month period ended April 30, 2000, MBIA MISC's accounting fees amount to $37,531, $29,374 and $19,910, for the International Fund, the Fixed Income Fund and the Large Cap Fund, respectively.

   MBIA MISC also serves as the Fund's transfer agent pursuant to a Transfer Agency Agreement with the Trust. For these services, MBIA MISC receives an annual fee per Fund of $20,000, and is reimbursed for out-of-pocket expenses. For the six-month period ended April 30, 2000, MBIA MISC's transfer agent fees amount to $9,958, $10,037 and $9,963, for the International Fund, the Fixed Income Fund and the Large Cap Fund, respectively.

   MBIA Capital Management Corporation (the "Distributor"), a direct, wholly-owned subsidiary of MBIA, Inc., entered into a Distribution Agreement with the Trust to assist in securing purchasers for shares of each Fund. The Distributor also directly or through its affiliates, provides investor support services. The Distributor receives no compensation for distributing the Funds' shares, except for reimbursement of its out-of-pocket expenses.

   The Trustees of the Trust who are "interested persons" of the Trust, the Investment Advisor or its affiliates and all personnel of the Trust or the Investment Advisor performing services related to research, statistical and investment activities are paid by the Investment Advisor or its affiliates.

1838  INVESTMENT ADVISORS FUNDS
NOTES TO THE FINANCIAL STATEMENTS (UNAUDITED) -- CONTINUED        APRIL 30, 2000
--------------------------------------------------------------------------------

   NOTE 5 -- FUND SHARE TRANSACTIONS

   At April 30, 2000, there were an unlimited number of shares of beneficial interest with a $0.001 par value, authorized. The following table summarizes the activity in shares of each Fund:

   INTERNATIONAL EQUITY FUND

                                                           For the Six-Month Period
                                                             Ended April 30, 2000           For the Fiscal Year
                                                                 (Unaudited)              Ended October 31, 1999
                                                          --------------------------     -------------------------
                                                            Shares         Amount         Shares         Amount
                                                          ----------     -----------     ---------     -----------
Shares sold............................................    1,217,176     $19,896,285     1,088,189     $13,964,098
Shares issued to shareholders in reinvestment
  of distributions.....................................      277,928       4,352,350       315,651       3,926,698
Shares redeemed........................................     (594,471)     (9,840,305)     (254,808)     (3,461,907)
                                                          ----------     -----------     ---------     -----------
Net increase...........................................      900,633     $14,408,330     1,149,032     $14,428,889
                                                                         ===========                   ===========
Shares outstanding:
     Beginning of period...............................    5,938,529                     4,789,497
                                                          ----------                     ---------
     End of period.....................................    6,839,162                     5,938,529
                                                          ==========                     =========

   FIXED INCOME FUND

                                                           For the Six-Month Period
                                                             Ended April 30, 2000           For the Fiscal Year
                                                                 (Unaudited)              Ended October 31, 1999
                                                          --------------------------     -------------------------
                                                            Shares         Amount         Shares         Amount
                                                          ----------     -----------     ---------     -----------
Shares sold............................................    1,930,723     $18,622,444     2,618,322     $26,346,425
Shares issued in exchange for securities transferred
  in-kind (Note 2).....................................    2,093,317      20,137,687            --              --
Shares issued to shareholders in reinvestment
  of distributions.....................................      362,244       3,480,841       387,326       3,867,673
Shares redeemed........................................     (311,639)     (3,015,995)     (405,513)     (4,035,234)
                                                          ----------     -----------     ---------     -----------
Net increase...........................................    4,074,645     $39,224,977     2,600,135     $26,178,864
                                                                         ===========                   ===========
Shares outstanding:
     Beginning of period...............................    9,604,582                     7,004,447
                                                          ----------                     ---------
     End of period.....................................   13,679,227                     9,604,582
                                                          ==========                     =========

1838 INVESTMENT ADVISORS FUNDS
NOTES TO THE FINANCIAL STATEMENTS (UNAUDITED) -- CONTINUED        APRIL 30, 2000
--------------------------------------------------------------------------------

   NOTE 5 -- FUND SHARE TRANSACTIONS -- (CONTINUED)

   LARGE CAP FUND

                                                           For the Six-Month Period
                                                             Ended April 30, 2000           For the Fiscal Year
                                                                 (Unaudited)              Ended October 31, 1999
                                                          --------------------------     -------------------------
                                                            Shares         Amount         Shares         Amount
                                                          ----------     -----------     ---------     -----------
Shares sold............................................      591,289     $ 6,847,680       471,281     $ 4,733,341
Shares issued to shareholders in reinvestment
  of distributions.....................................        1,965          21,856            --              --
Shares redeemed........................................      (59,034)       (673,059)       (7,337)        (72,415)
                                                          ----------     -----------     ---------     -----------
Net increase...........................................      534,220     $ 6,196,477       463,944     $ 4,660,926
                                                                         ===========                   ===========
Shares outstanding:
     Beginning of period...............................      463,944                             0
                                                          ----------                     ---------
     End of period.....................................      998,164                       463,944
                                                          ==========                     =========

   NOTE 6 -- CONCENTRATION OF RISKS

   The International Fund invests in securities of foreign issuers in various countries. These investments may involve certain considerations and risks not typically associated with investments in the U.S., as a result of, among other factors, the possibility of future political and economical developments and the level of government supervision and regulation of securities markets in the various countries.

   NOTE 7 -- CAPITAL LOSS CARRYOVERS

   The following table shows the capital loss carryover available to offset possible future capital gains for the Fixed Income Fund:


                          Amount           Expiration Date
                        ----------         ---------------
                        $   71,283            10/31/2006
                         1,540,705            10/31/2007


   NOTE 8 -- TERMINATION OF THE 1838 SMALL CAP EQUITY FUND

   At a meeting held on March 20, 2000, the Board of Trustees of 1838 Investment Advisors Funds (the "Trust") unanimously approved the termination of the 1838 Small Cap Equity Fund (the "Small Cap Fund"), a separate series of the Trust, upon the redemption of all outstanding shares of the Small Cap Fund. As of the close of business on March 31, 2000, all shareholders of the Small Cap Fund had redeemed all of their Fund shares, and the Fund's assets were liquidated and distributed to the shareholders.

                      [THIS PAGE INTENTIONALLY LEFT BLANK]

                               INVESTMENT ADVISER
                                AND ADMINISTRATOR
                   ------------------------------------------
                         1838 INVESTMENT ADVISORS, INC.
                          FIVE RADNOR CORPORATE CENTER
                                    SUITE 320
                               100 MATSONFORD ROAD
                                RADNOR, PA 19087

                                   DISTRIBUTOR
                   ------------------------------------------
                       MBIA CAPITAL MANAGEMENT CORPORATION
                                 113 KING STREET
                                ARMONK, NY 10504

                                 ACCOUNTING AND
                                 TRANSFER AGENT
                   ------------------------------------------
                  MBIA MUNICIPAL INVESTORS SERVICE CORPORATION
                                 113 KING STREET
                                ARMONK, NY 10504

                                    CUSTODIAN
                   ------------------------------------------
                            FIRST UNION NATIONAL BANK
                               123 S. BROAD STREET
                             PHILADELPHIA, PA 19101

                                  LEGAL COUNSEL
                   ------------------------------------------
                               PEPPER HAMILTON LLP
                              3000 TWO LOGAN SQUARE
                            EIGHTEENTH & ARCH STREETS
                             PHILADELPHIA, PA 19103

                                    AUDITORS
                   ------------------------------------------
                           PRICEWATERHOUSECOOPERS LLP
                           1177 AVENUE OF THE AMERICAS
                               NEW YORK, NY 10036




                                      1838
                           INVESTMENT ADVISORS FUNDS
                   ------------------------------------------


                           INTERNATIONAL EQUITY FUND


                               FIXED INCOME FUND


                             LARGE CAP EQUITY FUND


                               SEMI-ANNUAL REPORT
                                 APRIL 30, 2000


SR 04/00